Significant Accounting Policies - Principles of consolidation to short-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principles of consolidation
Net loss attributable to non-controlling interests	¥ 694	¥ (1,038)	¥ 889
Functional currency and foreign currency translation
Total foreign currency translation adjustments	3,127	(1,090)	(4,843)
Fair value measurements
Impairment loss	0	0	¥ 0
Recurring
Fair value measurements
Investments		119,140
Recurring | Wealth management products
Fair value measurements
Investments	42,270
Recurring | Fair value option
Fair value measurements
Investments	66,470
Level 2 | Recurring
Fair value measurements
Investments		¥ 119,140
Level 2 | Recurring | Wealth management products
Fair value measurements
Investments	42,270
Level 2 | Recurring | Fair value option
Fair value measurements
Investments	¥ 66,470